Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	$ 1,707,904	¥ 11,890,092	¥ (2,800,550)	¥ (11,718)
Loss from discontinued operations, net of income tax				(6,915)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	837,148	5,828,055	5,560,034	4,192,716
Share-based compensation	530,746	3,694,955	3,659,989	2,780,062
(Gains)/losses from disposal of property, equipment and software	9,407	65,492	(11,166)	11,591
Deferred income tax	76,577	533,117	(10,454)	(221,010)
Amortization of discounts and issuance costs of the unsecured senior notes	2,128	14,812	13,649	13,426
Impairment of goodwill and intangible assets			22,317
Impairment of investments	280,679	1,954,031	593,138	139,823
Fair value change of long-term investments	(502,127)	(3,495,709)	1,512,979
Gain from business and investment disposals	(172,284)	(1,199,407)	(1,320,266)	(74,965)
Gain on sale of development properties	(558,004)	(3,884,709)
Share of results of equity investees	249,680	1,738,219	1,113,105	1,926,720
Foreign exchange (gains)/losses	(17,822)	(124,070)	192,491	(213,482)
Changes in operating assets and liabilities:
Accounts receivable	565,485	3,936,793	4,287,004	(545,991)
Inventories	(1,998,852)	(13,915,610)	(2,342,058)	(12,788,337)
Advance to suppliers	(18,359)	(127,812)	(75,370)	(137,457)
Prepayments and other current assets	69,819	486,067	(899,139)	(328,041)
Operating lease right-of-use assets	(202,152)	(1,407,345)
Amount due from related parties	(215,566)	(1,500,728)	1,769,930	2,456,933
Other non-current assets	(58,740)	(408,937)	44,990	(372,576)
Accounts payable	1,492,623	10,391,341	5,466,698	26,106,191
Advance from customers	439,688	3,061,018	(745,854)	2,138,964
Deferred revenues	65,325	454,780	(603,464)	(374,042)
Taxes payable	103,821	722,781	166,120	92,932
Accrued expenses and other current liabilities	634,557	4,417,646	5,158,390	4,624,014
Operating lease liabilities	218,569	1,521,635
Amount due to related parties	19,350	134,713	128,909	(66,370)
Net cash provided by continuing operating activities	3,559,600	24,781,220	20,881,422	29,342,468
Net cash used in discontinued operating activities				(2,485,741)
Net cash provided by operating activities	3,559,600	24,781,220	20,881,422	26,856,727
Cash flows from investing activities:
Purchase of short-term investments	(3,519,398)	(24,501,345)	(2,518,000)	(9,288,743)
Maturity of short-term investments	289,914	2,018,324	9,053,087	7,211,608
Purchases of investment securities	(110,721)	(770,818)	(4,562,283)	(7,824,277)
Cash received from disposal of investment securities	144,946	1,009,088	317,975
Cash paid for investments in equity investees	(1,509,442)	(10,508,432)	(17,398,204)	(6,207,880)
Cash received from disposal of equity investment	518,014	3,606,308	1,606,338	202,774
Cash paid for loan originations	(6,257,068)	(43,560,458)	(36,432,214)	(24,379,691)
Cash received from loan repayments	6,405,302	44,592,432	38,984,140	23,019,358
Purchase of property, equipment and software	(373,045)	(2,597,069)	(9,743,453)	(3,294,286)
Purchase of intangible assets	(5,954)	(41,449)	(130,797)	(8,774)
Purchase of land use rights	(149,258)	(1,039,106)	(4,136,305)	(4,785,538)
Cash paid for construction in progress	(764,453)	(5,321,968)	(7,358,939)	(3,267,277)
Cash received from sale of development properties	1,135,518	7,905,251
Cash paid for business combination, net of cash acquired	(5,944)	(41,380)	(19,578)	(160,658)
Loans (provided to)/settled by JD Digits	595,937	4,148,796	6,259,241	(6,187,891)
Proceeds from JD Digits reorganization (Note 6)				13,027,155
Other investing activities	(35,556)	(247,531)
Net cash used in continuing investing activities	(3,641,208)	(25,349,357)	(26,078,992)	(21,944,120)
Net cash used in discontinued investing activities				(17,871,171)
Net cash used in investing activities	(3,641,208)	(25,349,357)	(26,078,992)	(39,815,291)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			3,531,870
Repurchase of ordinary shares	(18,818)	(131,010)	(205,886)
Proceeds from settlement of capped call options				737,501
Proceeds from issuance of ordinary shares pursuant to share-based awards	16,110	112,153	48,555	135,745
Proceeds from issuance of convertible redeemable preferred shares of JD Logistics, net			15,958,792
Capital injection from non-controlling interest shareholders	955,035	6,648,761	805,561	209,725
Proceeds from short-term borrowings	833,664	5,803,800	1,179,422	700,000
Repayment of short-term borrowings	(857,504)	(5,969,768)	(1,200,000)	(2,356,888)
Proceeds from long-term borrowings			2,890,575
Proceeds from nonrecourse securitization debt				16,500,000
Repayment of nonrecourse securitization debt	(558,222)	(3,886,227)	(11,960,194)	(10,889,371)
Other financing activities	(753)	(5,242)	171,233	143,653
Net cash provided by continuing financing activities	369,512	2,572,467	11,219,928	5,180,365
Net cash provided by discontinued financing activities				14,054,620
Net cash provided by financing activities	369,512	2,572,467	11,219,928	19,234,985
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	58,302	405,891	1,681,163	(641,534)
Net increase in cash, cash equivalents, and restricted cash	346,206	2,410,221	7,703,521	5,634,887
Cash, cash equivalents, and restricted cash at beginning of year	5,386,834	37,502,058	29,798,537	24,163,650
Cash, cash equivalents, and restricted cash at end of year	5,733,040	39,912,279	37,502,058	29,798,537
Supplemental cash flow disclosures of continuing operations:
Cash paid for income taxes	(116,008)	(807,622)	(666,305)	(240,899)
Cash paid for interest	(97,550)	(679,120)	(421,035)	¥ (577,306)
Supplemental disclosures of non-cash investing and financing activities:
Issuance of ordinary shares in connection with strategic cooperation agreement with Tencent	109,052	759,195
Equity investments obtained through commitment of future services and contribution of certain business	340,545	2,370,807	¥ 181,228
Right-of-use assets acquired under operating leases	$ 698,206	¥ 4,860,770